Contingencies (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Loss contingency accrual	$ 33,000,000
Other assets	2,336,000,000	$ 2,211,000,000
Liability for remediation and reclamation obligations	109,000,000	$ 113,000,000
Pending Litigation [Member] | Peregrino Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency accrual	0
Pending Litigation [Member] | Amount Of Tax Originally In Dispute [Member] | Peregrino Litigation [Member]
Loss Contingencies [Line Items]
Other assets	$ 88,000,000